Inventories and Supplies - Summary of Cost of Inventories and Supplies Recognized as Expense (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes Of Inventories [Abstract]
Cost of sales	₱ 8,882	₱ 9,528	₱ 10,630
Provisions (Note 5)	934	471	1,528
Repairs and maintenance	613	823	688
Selling and promotions	3	138	43
Inventories and supplies recognized as expense	₱ 10,432	₱ 10,960	₱ 12,889